SOLAR POWER SYSTEMS, NET	12 Months Ended
Dec. 31, 2021
SOLAR POWER SYSTEMS, NET
SOLAR POWER SYSTEMS, NET

7. SOLAR POWER SYSTEMS, NET

Solar power systems, net consist of the following:

	At December 31,	At December 31,
	2020	2021
	$	$
Solar power systems in operation	182,232	117,339
Solar power systems under construction	6,565	4,684
Accumulated depreciation	(30,535)	(13,760)
Solar power systems, net	158,262	108,263

Depreciation expense of solar power systems was $6,379, $6,396 and $11,212 for the years ended December 31, 2019, 2020 and 2021, respectively.